Revenue (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue from contracts with customers		€ 782,517	€ 772,009	€ 740,897
Revenue from contributions		14,450	9,417	10,551
Total revenue		796,967	781,426	751,448
At a point in time
Revenue
Revenue from contracts with customers		127,280	88,587	62,502
Over a period of time
Revenue
Revenue from contracts with customers		655,237	683,421	678,395
Fee for service and FTE-based research payments
Revenue
Revenue from contracts with customers		737,394	726,929	673,436
Recharges
Revenue
Revenue from contracts with customers	[1]	38,578	37,561	44,436
Compound access fees
Revenue
Revenue from contracts with customers		544	2,059	2,573
Milestone fees
Revenue
Revenue from contracts with customers		2,871	4,785	18,066
Licences
Revenue
Revenue from contracts with customers		3,130	675	2,386
Shared R&D
Revenue
Revenue from contracts with customers		599,086	664,516	695,755
Revenue from contributions		12,308	8,461	6,265
Total revenue		611,394	672,977	702,020
Shared R&D | At a point in time
Revenue
Revenue from contracts with customers		83,157	42,345	61,935
Shared R&D | Over a period of time
Revenue
Revenue from contracts with customers		515,929	622,171	633,820
Shared R&D | Fee for service and FTE-based research payments
Revenue
Revenue from contracts with customers		553,963	619,437	630,627
Shared R&D | Recharges
Revenue
Revenue from contracts with customers	[1]	38,578	37,561	44,436
Shared R&D | Compound access fees
Revenue
Revenue from contracts with customers		544	2,059	2,573
Shared R&D | Milestone fees
Revenue
Revenue from contracts with customers		2,871	4,785	17,499
Shared R&D | Licences
Revenue
Revenue from contracts with customers		3,130	674	620
Just - Evotec Biologics
Revenue
Revenue from contracts with customers		183,431	107,493	45,142
Revenue from contributions		2,142	956	4,286
Total revenue		185,573	108,449	49,428
Just - Evotec Biologics | At a point in time
Revenue
Revenue from contracts with customers		44,123	46,242	567
Just - Evotec Biologics | Over a period of time
Revenue
Revenue from contracts with customers		139,308	61,251	44,575
Just - Evotec Biologics | Fee for service and FTE-based research payments
Revenue
Revenue from contracts with customers		€ 183,431	107,492	42,809
Just - Evotec Biologics | Milestone fees
Revenue
Revenue from contracts with customers				567
Just - Evotec Biologics | Licences
Revenue
Revenue from contracts with customers			€ 1	€ 1,766

[1]	Comprises of material re-charges to the customer